Related party transactions - Summary of Related Party Transaction (Detail) - CNY (¥) ¥ in Thousands	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Related Party Transaction [Line Items]
Staff advances	¥ 10	¥ 6	¥ 528
Advances provided to related parties	2,073	3,350	2,720
Loans granted from related parties		11,700	5,014
Yingzhi (Lisa) Tang [Member]
Related Party Transaction [Line Items]
Staff advances	10
Loans granted from related parties		1,450	5,014
Di (Jackie) Chen {Member]
Related Party Transaction [Line Items]
Staff advances		6	528
Loans granted from related parties		1,250
Nanjing Animal Pharmaceutical [Member]
Related Party Transaction [Line Items]
Advances provided to related parties	2,073
Wuhan Chunzhijin [Member]
Related Party Transaction [Line Items]
Advances provided to related parties		3,350	2,720
Yan Jiang [Member]
Related Party Transaction [Line Items]
Loans granted from related parties		¥ 9,000